Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance, beginning of period at Dec. 31, 2021	$ 65	$ 30,709,562	$ (10,305,281)	$ 20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	645,229
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(3,470,070)	(3,470,070)
Exercise of stock options		5,989		5,989
Exercise of stock options (in shares)	3,633
Share based compensation		60,573		60,573
Balance, end of period at Mar. 31, 2022	$ 65	30,776,124	(13,775,351)	17,000,838
Balance, end of period (in shares) at Mar. 31, 2022	648,862
Balance, beginning of period at Dec. 31, 2021	$ 65	30,709,562	(10,305,281)	20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	645,229
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss				(12,430,912)
Balance, end of period at Sep. 30, 2022	$ 65	30,980,325	(22,736,193)	8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	648,862
Balance, beginning of period at Dec. 31, 2021	$ 65	30,709,562	(10,305,281)	20,404,346
Balance, beginning of period (in shares) at Dec. 31, 2021	645,229
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(17,564,968)	(17,564,968)
Exercise of stock options	$ 7	5,982		$ 5,989
Exercise of stock options (in shares)	72,660			3,633
Share based compensation		395,329		$ 395,329
Balance, end of period at Dec. 31, 2022	$ 65	31,110,880	(27,870,249)	3,240,696
Balance, end of period (in shares) at Dec. 31, 2022	648,862
Balance, beginning of period at Mar. 31, 2022	$ 65	30,776,124	(13,775,351)	17,000,838
Balance, beginning of period (in shares) at Mar. 31, 2022	648,862
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(4,671,232)	(4,671,232)
Share based compensation		98,599		98,599
Balance, end of period at Jun. 30, 2022	$ 65	30,874,723	(18,446,583)	12,428,205
Balance, end of period (in shares) at Jun. 30, 2022	648,862
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(4,289,610)	(4,289,610)
Share based compensation		105,602		105,602
Balance, end of period at Sep. 30, 2022	$ 65	30,980,325	(22,736,193)	8,244,197
Balance, end of period (in shares) at Sep. 30, 2022	648,862
Balance, beginning of period at Dec. 31, 2022	$ 65	31,110,880	(27,870,249)	3,240,696
Balance, beginning of period (in shares) at Dec. 31, 2022	648,862
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(4,816,934)	(4,816,934)
Exercise of stock options	$ 14	1,180,672		1,180,686
Exercise of stock options (in shares)	142,315
Share based compensation		158,760		158,760
Balance, end of period at Mar. 31, 2023	$ 79	32,450,312	(32,687,183)	(236,792)
Balance, end of period (in shares) at Mar. 31, 2023	791,177
Balance, beginning of period at Dec. 31, 2022	$ 65	31,110,880	(27,870,249)	3,240,696
Balance, beginning of period (in shares) at Dec. 31, 2022	648,862
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss				(14,458,548)
Balance, end of period at Sep. 30, 2023	$ 1,069	46,767,623	(42,328,798)	4,439,894
Balance, end of period (in shares) at Sep. 30, 2023	10,687,724
Balance, beginning of period at Mar. 31, 2023	$ 79	32,450,312	(32,687,183)	(236,792)
Balance, beginning of period (in shares) at Mar. 31, 2023	791,177
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(4,341,653)	(4,341,653)
Issuances of common stock, net	$ 116	6,495,308		6,495,424
Issuances of common stock, net (in shares)	1,159,497
Share based compensation		175,484		175,484
Balance, end of period at Jun. 30, 2023	$ 195	39,121,104	(37,028,836)	2,092,463
Balance, end of period (in shares) at Jun. 30, 2023	1,950,674
Increase (Decrease) in Stockholders' Equity (Deficit)
Net loss			(5,299,962)	(5,299,962)
Issuances of common stock, net	$ 874	7,254,188		7,255,062
Issuances of common stock, net (in shares)	8,737,050
Share based compensation		392,331		392,331
Balance, end of period at Sep. 30, 2023	$ 1,069	$ 46,767,623	$ (42,328,798)	$ 4,439,894
Balance, end of period (in shares) at Sep. 30, 2023	10,687,724